Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 010
Description of the Plan
Schedule of contribution

Age at Year End	2025 Contribution Rate (Percent)
Under Age 40	3.5%
Age 40 through 49	4.5
Age 50+	5.5